Equity Transactions - Schedule of Value of Warrants (Details) 9M - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Fair value allocation of proceeds		$ 42,871
Warrant #8
Date	Jun. 09, 2015		Jun. 09, 2015
Warrants	$ 900,000		$ 900,000
Stock price on grant date	$ 0.02		$ 0.02
Exercise price	$ 0.02		$ 0.02
Expected life	5 years		5 years
Volatility	98.00%		98.00%
Risk-free rate	1.74%		1.74%
Calculated value	$ 13,259		$ 13,259
Fair value allocation of proceeds	$ 13,259		$ 13,259
Warrant #9
Date	Dec. 15, 2015		Dec. 15, 2015
Warrants	$ 4,000,000		$ 4,000,000
Stock price on grant date	$ 0.01		$ 0.01
Exercise price	$ 0.01		$ 0.01
Expected life	5 years		5 years
Volatility	98.00%		98.00%
Risk-free rate	1.71%		1.71%
Calculated value	$ 29,612		$ 29,612
Fair value allocation of proceeds	$ 29,612		$ 29,612